Investments in Associates and Joint Ventures - Summary of Financial Information on Major Associates and Joint Ventures Adjustments to Carrying Amount of Investment in Associates and Dividends Received (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of significant investments in major associates and joint ventures [Line Items]
Share of net asset amount		₩ 998,385		₩ 765,121
Consolidated carrying amount	[1]	1,137,184		947,390		₩ 722,222
Dividends	[1]	41,061		14,125
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,436		7,804
Total liabilities	[2]	0		0
Paid-in capital	[2]	0		4,500
Equity	[2]	8,436		7,804
Share of net asset amount	[2]	5,624		5,203
Unrealized gains (losses) and other	[2]	(2,812)		0
Consolidated carrying amount	[2]	2,812		5,203
Operating revenue	[2]	275		398
Net profit (loss)	[2]	(406)		(541)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(406)		(541)
Dividends	[2]	60		0
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	912,236		971,597
Total liabilities	[2]	167,829		122,393
Paid-in capital	[2]	825,006		882,264
Equity	[2]	744,407		849,204
Share of net asset amount	[2],[3]	106,822		139,015
Unrealized gains (losses) and other	[2]	1		0
Consolidated carrying amount	[1]	106,823	[2],[3]	139,015	[2],[3]	93,766
Operating revenue	[2]	67,036		63,727
Net profit (loss)	[2]	(24,054)		70,486
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(24,054)		70,486
Dividends	[1],[2]	13,039		1,541
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	23,643		24,214
Total liabilities	[2]	0		0
Paid-in capital	[2]	900		900
Equity	[2]	23,643		24,214
Share of net asset amount	[2]	9,093		9,313
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	9,093		9,313
Operating revenue	[2]	1,801		3,396
Net profit (loss)	[2]	1,456		(7,447)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	1,456		(7,447)
Dividends	[2]	780		2,120
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	511,041		517,004
Total liabilities	[2]	461,785		520,577
Paid-in capital	[2]	61,096		61,096
Equity	[2]	49,256		(3,573)
Share of net asset amount	[2],[3]	7,383		(535)
Unrealized gains (losses) and other	[2]	0		535
Consolidated carrying amount	[1],[2],[3]	7,383		0
Operating revenue	[2]	164,260		171,687
Net profit (loss)	[2]	70,592		66,701
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	70,592		66,701
Dividends	[2]	0	[1]	0
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	1,579		1,527
Total liabilities	[2]	1,640		1,345
Paid-in capital	[2]	495		495
Equity	[2]	(61)		182
Share of net asset amount	[2],[3]	(11)		32
Unrealized gains (losses) and other	[2]	11		0
Consolidated carrying amount	[1]	0	[2],[3]	32	[2],[3]	94
Operating revenue	[2]	268		251
Net profit (loss)	[2]	(260)		(346)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(260)		(346)
Dividends	[1],[2]	0		0
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,525		8,330
Total liabilities	[2]	6,389		5,253
Paid-in capital	[2]	450		450
Equity	[2]	4,136		3,077
Share of net asset amount	[2]	919		684	[4]
Unrealized gains (losses) and other	[2]	(589)		857
Consolidated carrying amount	[1]	330	[2]	1,541	[2],[4]	1,483
Operating revenue	[2]	5,093		8,804
Net profit (loss)	[2]	323		428
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	323		428
Dividends	[1],[2]	0		0
KBSP Private Equity Fund No.4
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			22,631
Total liabilities	[2]			560
Paid-in capital	[2]			33,700
Equity	[2]			22,071
Share of net asset amount	[2]			3,995
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[2]			3,995
Operating revenue	[2]			8,363
Net profit (loss)	[2]			8,143
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			8,143
Dividends	[2]			0
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	160,778		150,657
Total liabilities	[2]	38,645		62,343
Paid-in capital	[2]	10,000		10,000
Equity	[2]	122,133		88,314
Share of net asset amount	[2],[3]	10,992		7,948
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2],[3]	10,992		7,948
Operating revenue	[2]	202,976		175,338
Net profit (loss)	[2]	36,559		26,589
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	36,559		26,589
Dividends	[2]	90		90
KB Social Impact Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	13,197		11,965
Total liabilities	[2]	203		253
Paid-in capital	[2]	15,000		15,000
Equity	[2]	12,994		11,712
Share of net asset amount	[2]	3,898		3,514
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	3,898		3,514
Operating revenue	[2]	1,544		476
Net profit (loss)	[2]	1,282		(4,465)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	1,282		(4,465)
Dividends	[2]	0		0
KB-Solidus Global Healthcare Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,882		38,836
Total liabilities	[2]	6,876		0
Paid-in capital	[2]	300		3,000
Equity	[2]	3,006		38,836
Share of net asset amount	[2],[5]	1,303		16,829
Unrealized gains (losses) and other	[2]	696		696
Consolidated carrying amount	[1]	1,999	[2],[5]	17,525	[2],[5]	18,485
Operating revenue	[2]	19,856		11,049
Net profit (loss)	[2]	6,671		(114)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	6,671		(114)
Dividends	[1],[2]	17,247		910
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	7,572		10,316
Total liabilities	[2]	1		1
Paid-in capital	[2]	5,040		5,840
Equity	[2]	7,571		10,315
Share of net asset amount	[2]	2,366		3,223
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	2,366	[2]	3,223	[2]	4,738
Operating revenue	[2]	293		944
Net profit (loss)	[2]	(1,944)		(4,848)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(1,944)		(4,848)
Dividends	[1],[2]	0		0
KB-TS Technology Venture Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	23,948		26,460
Total liabilities	[2]	6,920		6,587
Paid-in capital	[2]	11,800		11,800
Equity	[2]	17,028		19,873
Share of net asset amount	[2],[5]	9,536		11,129
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	9,536	[2],[5]	11,129	[2],[5]	12,372
Operating revenue	[2]	2		1,832
Net profit (loss)	[2]	(582)		946
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(582)		946
Dividends	[1],[2]	0		0
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,354		9,893
Total liabilities	[2]	155		276
Paid-in capital	[2]	2,052		3,078
Equity	[2]	8,199		9,617
Share of net asset amount	[2],[3]	1,518		1,781
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,518	[2],[3]	1,781	[2],[3]	3,242
Operating revenue	[2]	6,009		26,720
Net profit (loss)	[2]	1,411		22,068
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	1,411		22,068
Dividends	[1],[2]	334		1,517
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,318		3,318
Total liabilities	[2]	73		56
Paid-in capital	[2]	3,450		3,450
Equity	[2]	3,245		3,262
Share of net asset amount	[2]	941		946
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	941		946
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(17)		(23)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(17)		(23)
Dividends	[2]	0		0
KB-Stonebridge Secondary Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	82,582		115,993
Total liabilities	[2]	140		193
Paid-in capital	[2]	81,020		111,020
Equity	[2]	82,442		115,800
Share of net asset amount	[2],[3]	12,008		16,867
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	12,008	[2],[3]	16,867	[2],[3]	18,885
Operating revenue	[2]	2,349		6,646
Net profit (loss)	[2]	(1,531)		(8,923)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(1,531)		(8,923)
Dividends	[1],[2]	217		52
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,890		24,548
Total liabilities	[2]	815		251
Paid-in capital	[2]	13,795		29,313
Equity	[2]	8,075		24,297
Share of net asset amount	[2],[5]	0		5,764
Unrealized gains (losses) and other	[2]	822		1,876
Consolidated carrying amount	[1]	822	[2],[5]	7,640	[2],[5]	15,910
Operating revenue	[2]	0		1
Net profit (loss)	[2]	(704)		(681)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(704)		(681)
Dividends	[1],[2]	0		0
KB-UTC Inno-Tech Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	16,914		26,935
Total liabilities	[2]	210		448
Paid-in capital	[2]	42,418		42,418
Equity	[2]	16,704		26,487
Share of net asset amount	[2],[5]	7,398		11,730
Unrealized gains (losses) and other	[2]	1,326		3,752
Consolidated carrying amount	[1]	8,724	[2],[5]	15,482	[2],[5]	17,977
Operating revenue	[2]	25		963
Net profit (loss)	[2]	(328)		(2,620)
Other comprehensive income (loss)	[2]	0		(561)
Total comprehensive income (loss)	[2]	(328)		(3,181)
Dividends	[1],[2]	0		0
WJ Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	35,436		35,435
Total liabilities	[2]	99		475
Paid-in capital	[2]	37,100		37,100
Equity	[2]	35,337		34,960
Share of net asset amount	[2]	9,525		9,423
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	9,525		9,423
Operating revenue	[2]	570		425
Net profit (loss)	[2]	375		(222)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	375		(222)
Dividends	[2]	0		0
All Together Korea Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	11,028		10,849
Total liabilities	[2]	1		1
Paid-in capital	[2]	10,001		10,001
Equity	[2]	11,027		10,848
Share of net asset amount	[2],[6]	11,026		10,847
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2],[6]	11,026		10,847
Operating revenue	[2]	241		313
Net profit (loss)	[2]	235		307
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	235		307
Dividends	[2]	0		0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	150,638		123,434
Total liabilities	[2]	502		408
Paid-in capital	[2]	82,500		82,500
Equity	[2]	150,136		123,026
Share of net asset amount	[2],[3]	19,939		16,043
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2],[3]	19,939		16,043
Operating revenue	[2]	10,187		24,534
Net profit (loss)	[2]	27,110		(28,117)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	27,110		(28,117)
Dividends	[2]	0		0
2020 KB Fintech Renaissance Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	17,657		21,377
Total liabilities	[2]	1		38
Paid-in capital	[2]	7,630		10,900
Equity	[2]	17,656		21,339
Share of net asset amount	[2],[3]	891		1,077
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	891	[2],[3]	1,077	[2],[3]	1,041
Operating revenue	[2]	792		868
Net profit (loss)	[2]	(413)		714
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(413)		714
Dividends	[1],[2]	0		0
FineKB Private Equity Fund No.1 [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	39,454		55,144
Total liabilities	[2]	23		294
Paid-in capital	[2]	25,600		63,760
Equity	[2]	39,431		54,850
Share of net asset amount	[2]	9,858		13,712
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	9,858	[2]	13,712	[2]	7,697
Operating revenue	[2]	23,909		4,809
Net profit (loss)	[2]	22,868		3,028
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	22,868		3,028
Dividends	[1],[2]	32		32
G Payment Joint Stock Company
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	12,589		10,253
Total liabilities	[2]	5,714		2,994
Paid-in capital	[2]	3,505		2,950
Equity	[2]	6,875		7,259
Share of net asset amount	[2]	1,910		1,504
Unrealized gains (losses) and other	[2]	476		1,017
Consolidated carrying amount	[1]	2,386	[2]	2,521	[2]	8,966
Operating revenue	[2]	5,072		1,411
Net profit (loss)	[2]	1		(944)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	1		(944)
Dividends	[1],[2]	0		0
KB-GeneN Medical Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,517		8,526
Total liabilities	[2]	354		178
Paid-in capital	[2]	8,880		8,880
Equity	[2]	8,163		8,348
Share of net asset amount	[2]	1,838		1,880
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	1,838		1,880
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(186)		(187)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(186)		(187)
Dividends	[2]	0		0
DA-Friend New Technology Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,500		3,500
Total liabilities	[2]	168		151
Paid-in capital	[2]	3,650		3,650
Equity	[2]	3,332		3,349
Share of net asset amount	[2]	902		906
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	902		906
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(17)		(79)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(17)		(79)
Dividends	[2]	0		0
Cornerstone Pentastone Fund No.4
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,550		3,553
Total liabilities	[2]	3		3
Paid-in capital	[2]	3,800		3,800
Equity	[2]	3,547		3,550
Share of net asset amount	[2]	763		764
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	763	[2]	764	[2]	775
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(2)		(50)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(2)		(50)
Dividends	[1],[2]	0		0
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	550,993		514,425
Total liabilities	[2]	418,340		421,241
Paid-in capital	[2]	178,000		178,000
Equity	[2]	132,653		93,184
Share of net asset amount	[2]	0		24,452
Unrealized gains (losses) and other	[2]	0		(24,452)
Consolidated carrying amount	[2]	0		0
Operating revenue	[2]	37,751		18,279
Net profit (loss)	[2]	39,470		(4,135)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	39,470		(4,135)
Dividends	[2]	0		0
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	32,486		32,051
Total liabilities	[2]	0		0
Paid-in capital	[2]	47,498		44,198
Equity	[2]	32,486		32,051
Share of net asset amount	[2]	13,286		13,109
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	13,286		13,109
Operating revenue	[2]	154		954
Net profit (loss)	[2]	(2,858)		(8,304)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(2,858)		(8,304)
Dividends	[2]	3		2
JS Private Equity Fund No.3
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	2,006		3,625
Total liabilities	[2]	0		0
Paid-in capital	[2]	956		4,614
Equity	[2]	2,006		3,625
Share of net asset amount	[2]	411		742
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	411		742
Operating revenue	[2]	2,152		309
Net profit (loss)	[2]	2,039		(1,778)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	2,039		(1,778)
Dividends	[2]	0		0
Mirae Asset Mobility Investment Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,276		8,417
Total liabilities	[2]	74		75
Paid-in capital	[2]	8,700		8,700
Equity	[2]	8,202		8,342
Share of net asset amount	[2]	1,885		1,918
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,885	[2]	1,918	[2]	1,949
Operating revenue	[2]	8		14
Net profit (loss)	[2]	(140)		(135)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(140)		(135)
Dividends	[1],[2]	0		0
KB-FT Green Growth 1st Technology Investment Association
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	17,868		18,271
Total liabilities	[2]	0		0
Paid-in capital	[2]	19,345		19,345
Equity	[2]	17,868		18,271
Share of net asset amount	[2],[3]	1,847		1,889
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,847	[2],[3]	1,889	[2],[3]	1,928
Operating revenue	[2]	0		12
Net profit (loss)	[2]	(403)		(379)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(403)		(379)
Dividends	[1],[2]	0		0
Glenwood Credit Private Equity Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	147,382		148,970
Total liabilities	[2]	570		508
Paid-in capital	[2]	140,500		140,500
Equity	[2]	146,812		148,462
Share of net asset amount	[2]	43,887		44,380
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	43,887	[2]	44,380	[2]	43,922
Operating revenue	[2]	10,374		10,374
Net profit (loss)	[2]	9,632		9,632
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	9,632		9,632
Dividends	[1],[2]	2,425		2,430
THE CHAEUL FUND NO.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			3,053
Total liabilities	[2]			0
Paid-in capital	[2]			3,200
Equity	[2]			3,053
Share of net asset amount	[2]			954
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		954	[2]	972
Operating revenue	[2]			1
Net profit (loss)	[2]			(58)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(58)
Dividends	[1]	0		0	[2]
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	11,223		6,044
Total liabilities	[2]	0		0
Paid-in capital	[2]	11,352		6,152
Equity	[2]	11,223		6,044
Share of net asset amount	[2]	4,317		2,325
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	4,317	[2]	2,325	[2]	2,398
Operating revenue	[2]	6		37
Net profit (loss)	[2]	(4)		(190)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(4)		(190)
Dividends	[1],[2]	0		0
KB-KTB Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	49,093		50,673
Total liabilities	[2]	802		687
Paid-in capital	[2]	55,000		55,000
Equity	[2]	48,291		49,986
Share of net asset amount	[2]	14,750		25,446
Unrealized gains (losses) and other	[2]	9,835		2
Consolidated carrying amount	[2]	24,585		25,448
Operating revenue	[2]	135		693
Net profit (loss)	[2]	(4,682)		(3,031)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(4,682)		(3,031)
Dividends	[2]	0		0
KB-SOLIDUS Healthcare Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	99,859		69,004
Total liabilities	[2]	3		3
Paid-in capital	[2]	99,000		72,930
Equity	[2]	99,856		69,001
Share of net asset amount	[2],[5]	90,279		62,383
Unrealized gains (losses) and other	[2]	(1,091)		(101)
Consolidated carrying amount	[1]	89,188	[2],[5]	62,282	[2],[5]	40,172
Operating revenue	[2]	2,985		40
Net profit (loss)	[2]	1,522		(1,284)
Other comprehensive income (loss)	[2]	3,263		0
Total comprehensive income (loss)	[2]	4,785		(1,284)
Dividends	[1],[2]	0		0
Paramark KB Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	157,927		133,926
Total liabilities	[2]	30		28
Paid-in capital	[2]	160,873		136,324
Equity	[2]	157,897		133,898
Share of net asset amount	[2],[3]	27,381		23,219
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	27,381	[2],[3]	23,219	[2],[3]	13,645
Operating revenue	[2]	8,369		12,737
Net profit (loss)	[2]	(550)		8,329
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(550)		8,329
Dividends	[1],[2]	0		0
KB Co-Investment Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	244,227		224,659
Total liabilities	[2]	440		417
Paid-in capital	[2]	232,032		217,807
Equity	[2]	243,787		224,242
Share of net asset amount	[2]	16,522		15,968
Unrealized gains (losses) and other	[2]	837		0
Consolidated carrying amount	[2]	17,359		15,968
Operating revenue	[2]	9,480		24,679
Net profit (loss)	[2]	7,699		23,302
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	7,699		23,302
Dividends	[2]	472		0
POSITIVE Sobujang Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			2,003
Total liabilities	[2]			26
Paid-in capital	[2]			2,000
Equity	[2]			1,977
Share of net asset amount	[2]			869
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		869	[2]	1,965
Operating revenue	[2]			5,742
Net profit (loss)	[2]			4,900
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			4,900
Dividends	[1]	0		2,129	[2]
History 2022 Fintech Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			5,507
Total liabilities	[2]			55
Paid-in capital	[2]			5,750
Equity	[2]			5,452
Share of net asset amount	[2]			1,896
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		1,896	[2]	1,938
Operating revenue	[2]			1
Net profit (loss)	[2]			(120)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(120)
Dividends	[1]	0		0	[2]
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	164,620		133,929
Total liabilities	[2]	3,650		775
Paid-in capital	[2]	159,089		138,872
Equity	[2]	160,970		133,154
Share of net asset amount	[2]	46,655		38,592
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	46,655	[2]	38,592	[2]	19,429
Operating revenue	[2]	7,955		767
Net profit (loss)	[2]	7,600		(2,197)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	7,600		(2,197)
Dividends	[1],[2]	0		0
TMAP Mobility Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	704,504		797,292
Total liabilities	[2]	83,910		163,070
Paid-in capital	[2]	8,682		8,681
Equity	[2]	620,594		634,222
Share of net asset amount	[2],[3]	53,838		52,287
Unrealized gains (losses) and other	[2]	128,619		129,713
Consolidated carrying amount	[1]	182,457	[2],[3]	182,000	[2],[3]	183,572
Operating revenue	[2]	283,545		321,542
Net profit (loss)	[2]	24,832		(58,287)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	24,832		(58,287)
Dividends	[1],[2]	0		0
Nextrade Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	129,215		125,776
Total liabilities	[2]	3,091		2,563
Paid-in capital	[2]	146,100		146,100
Equity	[2]	126,124		123,213
Share of net asset amount	[2],[3]	8,374		8,180
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	8,374	[2],[3]	8,180	[2],[3]	9,225
Operating revenue	[2]	39,766		3,856
Net profit (loss)	[2]	2,910		(15,737)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	2,910		(15,737)
Dividends	[1],[2]	0		0
Shinhan Global Mobility Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	5,317		5,320
Total liabilities	[2]	165		51
Paid-in capital	[2]	5,700		5,700
Equity	[2]	5,152		5,269
Share of net asset amount	[2]	1,265		1,294
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,265	[2]	1,294	[2]	1,324
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(117)		(120)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(117)		(120)
Dividends	[1],[2]	0		0
SKB Next Unicorn K-Battery Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	7,283		7,446
Total liabilities	[2]	0		0
Paid-in capital	[2]	7,700		7,700
Equity	[2]	7,283		7,446
Share of net asset amount	[2]	1,810		1,850
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,810	[2]	1,850	[2]	1,890
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(163)		(162)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(163)		(162)
Dividends	[1],[2]	0		0
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			3,747
Total liabilities	[2]			0
Paid-in capital	[2]			3,900
Equity	[2]			3,747
Share of net asset amount	[5]	0		1,922	[2]
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0	[5]	1,922	[2],[5]	1,965
Operating revenue	[2]			1
Net profit (loss)	[2]			(84)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(84)
Dividends	[1]	0		0	[2]
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	1,270		1,274
Total liabilities	[2]	5		5
Paid-in capital	[2]	1,800		1,800
Equity	[2]	1,265		1,269
Share of net asset amount	[2],[3]	240		241
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	240	[2],[3]	241	[2],[3]	165
Operating revenue	[2]	0		1
Net profit (loss)	[2]	(4)		(396)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(4)		(396)
Dividends	[1],[2]	0		0
KB-SUSUNG 1st Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	5,550		14,590
Total liabilities	[2]	0		0
Paid-in capital	[2]	1,300		10,760
Equity	[2]	5,550		14,590
Share of net asset amount	[2],[3]	833		2,188
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	833	[2],[3]	2,188	[2],[3]	2,953
Operating revenue	[2]	1,652		5,164
Net profit (loss)	[2]	420		4,140
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	420		4,140
Dividends	[1],[2]	0		0
Shinhan-Eco Venture Fund 2nd
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,043		9,868
Total liabilities	[2]	6		3
Paid-in capital	[2]	9,425		10,250
Equity	[2]	9,037		9,865
Share of net asset amount	[2]	1,807		1,973
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,807	[2]	1,973	[2]	1,800
Operating revenue	[2]	257		0
Net profit (loss)	[2]	(4)		(260)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(4)		(260)
Dividends	[1],[2]	0		0
Leading H2O Fund 1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	2,947		3,018
Total liabilities	[2]	1		1
Paid-in capital	[2]	3,110		3,110
Equity	[2]	2,946		3,017
Share of net asset amount	[2]	1,421		1,455
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,421	[2]	1,455	[2]	1,489
Operating revenue	[2]	2		3
Net profit (loss)	[2]	(71)		(71)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(71)		(71)
Dividends	[1],[2]	0		0
2023 JB Newtech No.2 Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			6,634
Total liabilities	[2]			3
Paid-in capital	[2]			5,466
Equity	[2]			6,631
Share of net asset amount	[2]			1,705
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[2]			1,705
Operating revenue	[2]			2,533
Net profit (loss)	[2]			1,804
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			1,804
Dividends	[2]			150
U-KB Credit No.1 Private Equity
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	70,559		24,988
Total liabilities	[2]	1,018		974
Paid-in capital	[2]	73,300		21,900
Equity	[2]	69,541		24,014
Share of net asset amount	[2]	21,743		8,006
Unrealized gains (losses) and other	[2]	(3)		0
Consolidated carrying amount	[2]	21,740		8,006
Operating revenue	[2]	591		4,487
Net profit (loss)	[2]	(5,873)		2,263
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(5,873)		2,263
Dividends	[2]	0		0
KB-BridgePole Venture Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,027		10,244
Total liabilities	[2]	0		0
Paid-in capital	[2]	10,500		10,500
Equity	[2]	10,027		10,244
Share of net asset amount	[2],[3]	1,432		1,463
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,432	[2],[3]	1,463	[2],[3]	1,494
Operating revenue	[2]	3		4
Net profit (loss)	[2]	(217)		(216)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(217)		(216)
Dividends	[1],[2]	0		0
Sirius Silicon Valley I New Technology Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	1,946		1,994
Total liabilities	[2]	1		1
Paid-in capital	[2]	2,100		2,100
Equity	[2]	1,945		1,993
Share of net asset amount	[2]	463		474
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	463	[2]	474	[2]	485
Operating revenue	[2]	7		10
Net profit (loss)	[2]	(48)		(45)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(48)		(45)
Dividends	[1],[2]	0		0
Timefolio Athleisure Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	7,782		8,140
Total liabilities	[2]	0		0
Paid-in capital	[2]	8,300		8,300
Equity	[2]	7,782		8,140
Share of net asset amount	[2]	3,750		3,923
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	3,750	[2]	3,923	[2]	0
Operating revenue	[2]	81		6
Net profit (loss)	[2]	(358)		(160)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(358)		(160)
Dividends	[1],[2]	0		0
VIG Private Equity Fund V-3
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	15,140		4,131
Total liabilities	[2]	13		5
Paid-in capital	[2]	15,892		4,131
Equity	[2]	15,127		4,126
Share of net asset amount	[2]	15,127		4,126
Unrealized gains (losses) and other	[2]	(10,859)		(2,490)
Consolidated carrying amount	[1]	4,268	[2]	1,636	[2]	0
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(760)		(5)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(760)		(5)
Dividends	[1],[2]	0		0
COMPA Global Scale-Up Fund No.3
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,191		3,266
Total liabilities	[2]	0		0
Paid-in capital	[2]	3,334		3,334
Equity	[2]	3,191		3,266
Share of net asset amount	[2]	957		980
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	957	[2]	980	[2]	0
Operating revenue	[2]	4		9
Net profit (loss)	[2]	(75)		(68)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(75)		(68)
Dividends	[1],[2]	0		0
AKK Robotech Valueup New Technology Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			22,651
Total liabilities	[2]			6
Paid-in capital	[2]			20,100
Equity	[2]			22,645
Share of net asset amount	[2],[3]			1,127
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		1,127	[2],[3]	0
Operating revenue	[2]			2,976
Net profit (loss)	[2]			2,545
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			2,545
Dividends	[1]	0		0	[2]
YG MCE PROJECT NO.1 Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			5,317
Total liabilities	[2]			0
Paid-in capital	[2]			5,400
Equity	[2]			5,317
Share of net asset amount		0		1,477	[2]
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		1,477	[2]	0
Operating revenue	[2]			2
Net profit (loss)	[2]			(83)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(83)
Dividends	[1]	0		0	[2]
HI YG Win-win Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,446		9,568
Total liabilities	[2]	0		0
Paid-in capital	[2]	9,700		9,700
Equity	[2]	10,446		9,568
Share of net asset amount	[2]	2,154		1,973
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	2,154	[2]	1,973	[2]	0
Operating revenue	[2]	6		4
Net profit (loss)	[2]	878		(132)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	878		(132)
Dividends	[1],[2]	0		0
KB-CJ Venture Fund 1st
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	4,732		4,333
Total liabilities	[2]	58		1
Paid-in capital	[2]	4,500		4,500
Equity	[2]	4,674		4,332
Share of net asset amount	[2]	1,869		1,733
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,869	[2]	1,733	[2]	0
Operating revenue	[2]	726		34
Net profit (loss)	[2]	341		(168)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	341		(168)
Dividends	[1],[2]	0		0
Elohim-Bilanx aerospace No.1 Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,249		9,451
Total liabilities	[2]	0		5
Paid-in capital	[2]	9,550		9,550
Equity	[2]	9,249		9,446
Share of net asset amount	[2]	1,937		1,978
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,937	[2]	1,978	[2]	0
Operating revenue	[2]	3		2
Net profit (loss)	[2]	(197)		(104)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(197)		(104)
Dividends	[1],[2]	0		0
KB-SUSUNG 2st Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	15,475		15,649
Total liabilities	[2]	0		0
Paid-in capital	[2]	15,800		15,800
Equity	[2]	15,475		15,649
Share of net asset amount	[2],[3]	1,959		1,981
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,959	[2],[3]	1,981	[2],[3]	0
Operating revenue	[2]	458		43
Net profit (loss)	[2]	(173)		(151)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(173)		(151)
Dividends	[1],[2]	0		0
IMM global Secondary 1-1 Equity Private Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	12,152		9,503
Total liabilities	[2]	206		490
Paid-in capital	[2]	8,195		6,769
Equity	[2]	11,946		9,013
Share of net asset amount	[2]	4,975		3,754
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	4,975	[2]	3,754	[2]	0
Operating revenue	[2]	1,555		2,318
Net profit (loss)	[2]	1,515		2,245
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	1,515		2,245
Dividends	[1],[2]	4		0
LIB Material Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,042		5,787
Total liabilities	[2]	0		0
Paid-in capital	[2]	29,342		31,387
Equity	[2]	3,042		5,787
Share of net asset amount	[2]	829		1,475
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	829	[2]	1,475	[2]	0
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(700)		(19,096)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(700)		(19,096)
Dividends	[1],[2]	0		0
NOVORSEC-SJG Consumer Secondary Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			6,949
Total liabilities	[2]			0
Paid-in capital	[2]			7,000
Equity	[2]			6,949
Share of net asset amount	[2]			1,688
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		1,688	[2]	0
Operating revenue	[2]			7
Net profit (loss)	[2]			(51)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(51)
Dividends	[1]	0		0	[2]
Allra Fintech Corp.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	55,722		185,699
Total liabilities	[2]	41,573		175,310
Paid-in capital	[2]	183		174
Equity	[2]	14,149		10,389
Share of net asset amount	[2],[3]	2,119		1,638
Unrealized gains (losses) and other	[2]	6,694		7,046
Consolidated carrying amount	[1]	8,813	[2],[3]	8,684	[2],[3]	0
Operating revenue	[2]	20,431		6,475
Net profit (loss)	[2]	946		966
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	946		966
Dividends	[1],[2]	0		0
Reboot Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	31,880		32,376
Total liabilities	[2]	128		127
Paid-in capital	[2]	32,500		32,500
Equity	[2]	31,752		32,249
Share of net asset amount	[2]	6,839		6,946
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	6,839	[2]	6,946	[2]	0
Operating revenue	[2]	6		1
Net profit (loss)	[2]	(497)		(251)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(497)		(251)
Dividends	[1],[2]	0		0
KB-SBI Global Strategic Capital Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	90,337		30,205
Total liabilities	[2]	455		575
Paid-in capital	[2]	93,732		31,046
Equity	[2]	89,882		29,630
Share of net asset amount	[2]	32,708		10,782
Unrealized gains (losses) and other	[2]	3		2
Consolidated carrying amount	[1]	32,711	[2]	10,784	[2]	0
Operating revenue	[2]	99		2
Net profit (loss)	[2]	(2,433)		(1,416)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(2,433)		(1,416)
Dividends	[1],[2]	0		0
KB-Cyrus Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,019		5,277
Total liabilities	[2]	0		0
Paid-in capital	[2]	10,800		5,400
Equity	[2]	10,019		5,277
Share of net asset amount	[2],[3]	1,855		977
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	1,855	[2],[3]	977	[2],[3]	0
Operating revenue	[2]	18		5
Net profit (loss)	[2]	(657)		(123)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(657)		(123)
Dividends	[1],[2]	0		0
IBKS Design Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,344		4,292
Total liabilities	[2]	0		0
Paid-in capital	[2]	4,300		4,300
Equity	[2]	10,344		4,292
Share of net asset amount	[2]	4,811		1,996
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	4,811	[2]	1,996	[2]	0
Operating revenue	[2]	6,114		0
Net profit (loss)	[2]	6,052		(8)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	6,052		(8)
Dividends	[1],[2]	0		0
NICE DATA INTELLIGENCE VENTURE FUND
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			4,241
Total liabilities	[2]			0
Paid-in capital	[2]			4,250
Equity	[2]			4,241
Share of net asset amount	[2]			998
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		998	[2]	0
Operating revenue	[2]			0
Net profit (loss)	[2]			(9)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(9)
Dividends	[1]	0		0	[2]
Pectus Hanhwa Fund 2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			6,631
Total liabilities	[2]			0
Paid-in capital	[2]			6,800
Equity	[2]			6,631
Share of net asset amount	[2]			1,950
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[1]	0		1,950	[2]	0
Operating revenue	[2]			0
Net profit (loss)	[2]			(169)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(169)
Dividends	[1]	0		0	[2]
KB-IMM New Star Real Estate Private Fund I
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	101,364		53,736
Total liabilities	[2]	4,334		110
Paid-in capital	[2]	93,677		51,177
Equity	[2]	97,030		53,626
Share of net asset amount	[2],[5]	63,022		33,074
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2],[5]	63,022		33,074
Operating revenue	[2]	8,460		2,681
Net profit (loss)	[2]	5,307		2,449
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	5,307		2,449
Dividends	[2]	2,824		0
Korea Environment Technology Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			232,104
Total liabilities	[2]			54,581
Paid-in capital	[2]			25,000
Equity	[2]			177,523
Share of net asset amount	[2]			43,156
Unrealized gains (losses) and other	[2]			64,272
Consolidated carrying amount	[1]	0		107,428	[2]	0
Operating revenue	[2]			63,024
Net profit (loss)	[2]			21,181
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			21,181
Dividends	[1]	0		0	[2]
FineKB Private Equity Fund No 2 [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	28,345		29,324
Total liabilities	[2]	78		78
Paid-in capital	[2]	28,822		29,501
Equity	[2]	28,267		29,246
Share of net asset amount	[2],[3]	245		248
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1]	245	[2],[3]	248	[2],[3]	₩ 0
Operating revenue	[2]	1		4
Net profit (loss)	[2]	(300)		(255)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(300)		(255)
Dividends	[1],[2]	0		0
KBLB Middle Market Enterprises Innovation Private Equity Fund [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	20,062
Total liabilities	[2]	515
Paid-in capital	[2]	22,491
Equity	[2]	19,547
Share of net asset amount	[2]	7,075
Unrealized gains (losses) and other	[2]	(2)
Consolidated carrying amount	[1]	7,073	[2]	0
Operating revenue	[2]	0
Net profit (loss)	[2]	(2,944)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(2,944)
Dividends	[1],[2]	0
YG AI Industrial Automation Solutions FUND [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	7,073
Total liabilities	[2]	0
Paid-in capital	[2]	7,100
Equity	[2]	7,073
Share of net asset amount	[2]	1,992
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,992	[2]	0
Operating revenue	[2]	75
Net profit (loss)	[2]	(27)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(27)
Dividends	[1],[2]	0
Semicolon Susong REITs Co., Ltd. [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	597,991
Total liabilities	[2]	408,961
Paid-in capital	[2]	39,100
Equity	[2]	189,030
Share of net asset amount	[2]	85,335
Unrealized gains (losses) and other	[2]	(4)
Consolidated carrying amount	[1]	85,331	[2]	0
Operating revenue	[2]	13,974
Net profit (loss)	[2]	(17)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(17)
Dividends	[1],[2]	961
ATP TP VC Fund No.1 [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	4,994
Total liabilities	[2]	4
Paid-in capital	[2]	5,051
Equity	[2]	4,990
Share of net asset amount	[2]	1,976
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,976	[2]	0
Operating revenue	[2]	1
Net profit (loss)	[2]	(61)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(61)
Dividends	[1],[2]	0
KB-Novus Genesis Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	24,245
Total liabilities	[2]	93
Paid-in capital	[2]	24,500
Equity	[2]	24,152
Share of net asset amount	[2],[3]	2,267
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	2,267	[2],[3]	0
Operating revenue	[2]	4
Net profit (loss)	[2]	(348)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(348)
Dividends	[1],[2]	0
AIM-KB-DOUBLE Connected Future Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	11,868
Total liabilities	[2]	63
Paid-in capital	[2]	12,000
Equity	[2]	11,805
Share of net asset amount	[2],[3]	984
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	984	[2],[3]	0
Operating revenue	[2]	1
Net profit (loss)	[2]	(195)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(195)
Dividends	[1],[2]	0
K1 23rd yeoksam Real Estate Investment Trust company Ltd. [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	294,284
Total liabilities	[2]	169,062
Paid-in capital	[2]	15,350
Equity	[2]	125,222
Share of net asset amount	[2]	62,424
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	62,424	[2]	0
Operating revenue	[2]	3,915
Net profit (loss)	[2]	3,857
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	3,857
Dividends	[1],[2]	2,334
IMM Korea Beauty CoInvest Private Equity Fund [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	97,550
Total liabilities	[2]	269
Paid-in capital	[2]	98,000
Equity	[2]	97,281
Share of net asset amount	[2],[5]	49,633
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	49,633	[2],[5]	0
Operating revenue	[2]	1
Net profit (loss)	[2]	(719)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(719)
Dividends	[1],[2]	0
DAILY Fountainhead Blind Private Equity Fund II [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	21,938
Total liabilities	[2]	23
Paid-in capital	[2]	23,000
Equity	[2]	21,915
Share of net asset amount	[2]	5,360
Unrealized gains (losses) and other	[2]	5,386
Consolidated carrying amount	[1]	10,746	[2]	0
Operating revenue	[2]	150
Net profit (loss)	[2]	(974)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(975)
Dividends	[1],[2]	19
KBANDA Deep Tech Venture Fund [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	4,435
Total liabilities	[2]	270
Paid-in capital	[2]	4,165
Equity	[2]	4,165
Share of net asset amount	[2]	1,250
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,250	[2]	0
Dividends	[1]	0
KB-IMM New Star Real Estate Private Fund II [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	43,969
Total liabilities	[2]	690
Paid-in capital	[2]	43,240
Equity	[2]	43,279
Share of net asset amount	[2]	16,525
Unrealized gains (losses) and other	[2]	9,836
Consolidated carrying amount	[1]	26,361	[2]	0
Operating revenue	[2]	840
Net profit (loss)	[2]	401
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	401
Dividends	[1],[2]	220
VP Inc [Member]
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	100,680
Total liabilities	[2]	17,997
Paid-in capital	[2]	3,703
Equity	[2]	82,683
Share of net asset amount	[2],[3]	12,659
Unrealized gains (losses) and other	[2]	1,653
Consolidated carrying amount	[1]	14,312	[2],[3]	₩ 0
Dividends	[1]	₩ 0

[1]	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦ (10,552) million and ￦ 12,041 million for the years ended December 31, 2024 and 2025, respectively.
[2]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[3]	As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[4]	The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.
[5]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[6]	As of December 31, 2024 and 2025, the Group participates in the investment management committee but cannot exercise control.